FINANCE LEASE RECEIVABLES, NET - Summary of Movement of Allowance for Finance Lease Receivables (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Movement of allowance for finance lease receivables
Balance at the beginning of the year	¥ 12,701,391	$ 1,740,083	¥ 22,171,266
Reversal	(15,577,444)	(2,134,101)	(13,945,846)
(Charge-off)/ recovery	7,385,758	1,011,845	(10,064,201)
Balance at the end of the year	¥ 4,509,705	$ 617,827	12,701,391
Adoption of ASC 326 | Adjustment
Movement of allowance for finance lease receivables
Balance at the beginning of the year			¥ 14,540,172